Income Taxes - Reconciliation of Income Taxes (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. federal income tax at statutory rate			$ 996	$ 422	$ (94)
State taxes, net of federal benefit			32	6	(5)
Non-deductible expenses			(8)	(10)	(9)
Foreign income tax rate differential			(9)	(443)	(265)
Valuation allowance			(890)	19	439
Foreign earnings			0	0	0
Other			(28)	3	(80)
Total benefit (provision) for income taxes	$ (3)	$ (3)	$ 93	$ (3)	$ (14)